Commitments And Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Commitments And Contingent Liabilities [Abstract]
Aggregate Minimum Lease Commitments

2012	$2,675
2013	1,744
2014	1,117
2015	63

$5,599